Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Jun. 30, 2022
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	8,120,000	7,000,000
Common stock, shares outstanding	8,120,000	7,000,000